Summary of Significant Accounting Policies (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment Customer shares	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Number of reportable segments | Segment	3
Billings in excess of cost	$ 22.7	$ 16.8
Sale of accounts receivable	81.6	118.5
Discount on sale of accounts receivable	0.5	$ (0.6)
Aggregate amount trade accounts receivable	$ 37.8
Percentage of trade accounts receivable	19.00%
Amount of net sales	$ 276.9
Percentage of net sales	22.00%
Number of customers in the automotive industry | Customer	6
2015 Long-Term Incentive Plan
Line of Credit Facility [Line Items]
Common stock that may be awarded (in shares) | shares	367,977
Stock options | 2015 Long-Term Incentive Plan
Line of Credit Facility [Line Items]
Expiration term	10 years
Machinery and Equipment
Line of Credit Facility [Line Items]
Property, plant and equipment, useful life, majority range, minimum	3 years
Property, plant and equipment, useful life, majority range, maximum	10 years
Minimum | Buildings
Line of Credit Facility [Line Items]
Estimated useful lives	5 years
Minimum | Machinery and Equipment
Line of Credit Facility [Line Items]
Estimated useful lives	1 year
Maximum | Buildings
Line of Credit Facility [Line Items]
Estimated useful lives	40 years
Maximum | Machinery and Equipment
Line of Credit Facility [Line Items]
Estimated useful lives	20 years